Long Term Debt - Additional Information (Detail)			1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 20, 2015 USD ($)	May 28, 2015 USD ($)	Sep. 30, 2016 USD ($) Loan	Apr. 30, 2016 USD ($) Loan	Feb. 29, 2016 USD ($) Loan	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Loan	Dec. 31, 2015 USD ($) Loan	May 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Loan
Debt Instrument [Line Items]
Federal Home Loan Bank advances			$ 25,000,000				$ 25,000,000	$ 40,000,000 [1]		$ 35,000,000
Number of FHLB debt advances | Loan			4				4	7		6
Repayment on Federal Home Loan Bank advances			$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Immediate available credit			84,700,000				$ 84,700,000	$ 40,500,000
Total line of credit			$ 115,700,000				$ 115,700,000	$ 84,500,000
Weighted average interest rate			1.74%				1.74%	1.17%		0.96%
Number of payments for FHLB debt advances | Loan			3	3	3		3
Subordinated Debt Due May 2025
Debt Instrument [Line Items]
Debt instrument, maturity date		May 28, 2025
Current Interest Rate		6.50%	6.50%				6.50%	6.50%
Debt instrument, face amount		$ 7,000,000	$ 7,000,000				$ 7,000,000	$ 7,000,000
Debt instrument, frequency of payment							1st of March and September of each year, commencing September 1, 2015
Federal Home Loan Bank Advances Two
Debt Instrument [Line Items]
Federal Home Loan Bank advances									$ 5,000,000
Advances, Variable rate description								LIBOR-based floating rate
Federal Home Loan Bank Advances Three
Debt Instrument [Line Items]
Federal Home Loan Bank advances			$ 5,000,000				$ 5,000,000	$ 5,000,000
Advances, Variable rate description								Fixed rate advance
Current Interest Rate			0.49%				0.49%
Federal Home Loan Bank, Advances, Maturity Period, Fixed Rate							3 months
Federal Home Loan Bank Advances Four
Debt Instrument [Line Items]
Federal Home Loan Bank advances						$ 5,000,000		$ 5,000,000
Advances, Variable rate description								LIBOR-based floating rate advance
Federal Home Loan Bank Advances Five
Debt Instrument [Line Items]
Federal Home Loan Bank advances	$ 5,000,000
Debt instrument, maturity date	Oct. 20, 2016
Current Interest Rate	0.52%
Federal Home Loan Bank Advances Six
Debt Instrument [Line Items]
Federal Home Loan Bank advances								$ 5,000,000
Federal Home Loan Bank Advances Seven
Debt Instrument [Line Items]
Federal Home Loan Bank advances								$ 5,000,000

[1]	Derived from Audited December 31, 2015 Financial Statements